Debt (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended			12 Months Ended
	Dec. 31, 2022	Oct. 31, 2022	Apr. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Repayment of borrowing				$ 30,000	$ 24,788
Borrowings	$ 40,000			40,000	15,000
Proceeds from borrowings				$ 55,000	$ 15,000
Credit facilities [Member]
Disclosure of detailed information about borrowings [line items]
Repayment of borrowing			$ 15,000
Proceeds from borrowings			$ 15,000
Interest rate			3.65%
Debt facility [Member]
Disclosure of detailed information about borrowings [line items]
Proceeds from borrowings	$ 20,000	$ 20,000
Borrowings, maturity	The facility is for three years, with equal principal repayments due semi-annually after a grace period of 360 days.	The facility is for three years, with equal principal repayments due after 18, 24, 30 and 36 months.
Basis for interest rate	In addition to a fee of 0.7%, accrued interest at a rate of 8.20% p.a. is to be paid every six months	In addition to a fee of 0.7%, accrued interest at a rate of 8.33% p.a. is to be paid every six months